Other financial assets, current	12 Months Ended
Mar. 31, 2025
Other Financial Assets Current
Other financial assets, current

27	Other financial assets, current

	March 31,
	2024	2025
Interest accrued on term deposits	29,583	11,930
Security deposits (net of allowance)	55,700	51,938
Others (includes Government Grant)	49,647	854
Total	134,930	64,722

Security deposit represents fair value of amount paid to landlord for the leased premises. As on March 31, 2025, remaining tenure for security deposits ranges from 6 months to 9 years (March 31, 2024: 1 to 4.5 years)

In the statement of cash flows, interest reinvested in term deposits INR 16,920 (March 31, 2024: INR 82,379) has been adjusted against interest received under investing activities i.e., treated as non-cash transactions.

The movement in the allowance for doubtful other financial assets:

	March 31,
	2024	2025
Balance at the beginning of the year	78,725	78,725
Amount written off during the year	-	(3,577)
Adjusted on account of business combination	-	(73,700)
Balance at the end of the year	78,725	1,448

The movement in the Government Grant during the year was as follows:

	March 31,
	2024	2025
At 01 April	54,594	48,813
Recorded/ (trued- up) in statement of profit or loss	(5,781)	-
Sale of SEIS	-	47,924
Loss on sale of SEIS	-	(889)
At 31 March	48,813	-

There are no unfulfilled conditions or contingencies attached to these grants.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)